PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Property Plant And Equipment [Abstract]
Buildings and improvements	$ 130,181	$ 129,971
Furniture and equipment	59,883	58,706
Funeral home land	14,185	14,185
Property and equipment, gross	204,249	202,862		$ 197,036
Less: Accumulated depreciation	(95,257)	(90,146)		(82,946)
Property and equipment, net of accumulated depreciation	$ 108,992	$ 112,716	$ 114,090	$ 114,090